Inventories - Changes in provision for losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in provision for losses
Balance at the beginning of the year	R$ (51,911)	R$ (28,206)
Constitution/Reversal of provisions	(4,732)	(31,482)
Write-off inventories	23,447	7,777
Balance at the end of the year	(33,195)	(51,911)
Additional write-offs for specific projects	R$ 29,828	R$ 7,687